SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL
Schedule of share capital

 The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2011			December 31, 2012
	Shares	EUR	RUR	Shares	EUR	RUR
Authorized:	4,549,827,751			4,318,989,446
Priority share	1			1
Preference shares	2,000,000,001			2,000,000,001
Class A ordinary shares	2,000,000,000			2,000,000,000
Class B ordinary shares	273,764,304			159,494,722
Class C ordinary shares	276,063,445			159,494,722
Issued and fully paid:	432,981,653	€27.9	995	355,732,713	€17.0	547
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	159,217,348	1.6	66	202,318,864	2.0	83
Class B ordinary shares	164,621,382	16.5	531	125,441,218	12.5	362
Class C ordinary shares	109,142,922	9.8	399	27,972,630	2.5	102